Segment information	6 Months Ended
Jun. 30, 2020
Segment information
Segment information

5 Segment information

Three months ended June 30

in EUR k	Three months ended June 30, 2019
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	4,568	6,638	—	11,206

Adjusted EBITDA	3,217	530	(6,185)	(2,438)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	172	227	—	399
Additions to intangible assets	1,018	—	985	2,003

Other segment information
Depreciation and amortization	257	561	635	1,453
Research and development expenses	—	—	2,407	2,407

in EUR k	Three months ended June 30, 2020
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	3,940	5,779	—	9,719

Adjusted EBITDA	1,799	(824)	(8,395)	(7,420)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	301	2,073	1,249	3,623
Additions to intangible assets	1,852	—	922	2,774

Other segment information
Depreciation and amortization	389	617	1,342	2,348
Research and development expenses	—	—	3,119	3,119

Six months ended June 30

	Six months ended June 30, 2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	8,698	13,223	—	21,921

Adjusted EBITDA	6,161	541	(10,005)	(3,303)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	179	247	414	840
Additions to intangible assets	1,786	—	1,330	3,116

Other segment information
Depreciation and amortization	513	1,085	1,252	2,849
Research and development expenses	—	—	4,108	4,108

	Six months ended June 30, 2020
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	8,490	13,334	—	21,824

Adjusted EBITDA	4,407	(737)	(16,107)	(12,437)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	301	2,890	1,836	5,027
Additions to intangible assets	2,854	—	1,111	3,965

Other segment information
Depreciation and amortization	1,071	1,161	2,200	4,432
Research and development expenses	—	—	5,810	5,810

Adjustments

Corporate expenses, depreciation and amortization, interest and similar income and expenses, as well as share-based payment expenses are not allocated to individual segments as the underlying instruments are managed on a group basis. Current taxes and deferred taxes are allocated to Corporate as they are also managed on a group basis.

Increases in corporate expenses for the three and six months ended June 30, 2020 are mainly due to our continued international growth and business expansion.  The increase is also due to the costs of operating as a public company, such as additional legal, accounting, corporate governance and investor relations expenses, and higher directors' and officers' insurance premiums.

Corporate expenses for the three and six months ended June 30, 2020 included expenses related to the July 2020 Offering as described in note 1 of EUR 173k and EUR 173k, respectively, while corporate expenses for the three and six months ended June 30, 2019  included expenses incurred in relation to the IPO as described in note 1 of EUR 109k and EUR 318k, respectively  (included in General Administrative Expenses).  Corporate expenses for the three and six months ended June 30, 2019 also included real estate transfer tax of EUR 1,200k related to an intercompany sale of land and building.  No such expenses were incurred in the six months ended June 30, 2020 (see note 7).

Capital expenditure consists of additions of property, plant and equipment, right-of-use assets and intangible assets.  All of such assets are located in Germany, which is the country of the registered office of the Company, except for property, plant and equipment of EUR 368k  (December 31, 2019: EUR 286k) and right-of-use assets of EUR 876k  (December 31, 2019: EUR 1,042k), which is located in the United States.

Reconciliation of segment Adjusted EBITDA to Group loss for the period

For the three months ended June 30	2019	2020
Reported segment Adjusted EBITDA	3,747	975
Corporate expenses	(6,185)	(8,395)
	(2,438)	(7,420)
Share-based payment expenses	(2,195)	(336)
Depreciation and amortization	(1,453)	(2,348)
Operating loss	(6,085)	(10,104)
Financial costs, net	(207)	(256)
Income taxes benefit	11	—
Loss for the three months ended June 30	(6,281)	(10,360)

For the six months ended June 30	2019	2020
Reported segment Adjusted EBITDA	6,702	3,670
Corporate expenses	(10,005)	(16,107)
	(3,303)	(12,437)
Share-based payment expenses	(4,828)	(1,393)
Depreciation and amortization	(2,849)	(4,432)
Operating loss	(10,980)	(18,262)
Financial costs, net	(419)	(705)
Income taxes expenses	(163)	(129)
Loss for the six months ended June 30	(11,562)	(19,096)